Business,Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	0 Months Ended
	Oct. 09, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2014	Oct. 22, 2014	Oct. 20, 2014	Oct. 10, 2014	Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current restricted cash		$ 0	$ 0
Non-current restricted cash		5,065,000	5,533,000
Asset impairment charges		0	0	0
Stock split ratio	223,000
Common stock, shares outstanding		223,000,000	223,000,000		239,008,679	239,008,679			223,000,000
Purchase of additional shares from selling stockholder's by underwriters.								3,026,371
Part A Restricted Stock Units [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock units outstanding					146,001
Customer Relationships [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average amortization period		16 years 2 months 12 days
Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Requisite service period		5 years
Maximum [Member] | Part B Restricted Stock Units [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock units outstanding					2,210,534
Maximum [Member] | Customer Relationships [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average amortization period		20 years
Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Requisite service period		3 years
Minimum [Member] | Customer Relationships [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average amortization period		10 years
First Vesting Date [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Vesting period		1 year
Common Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Vesting period		3 years
Common stock, shares outstanding		223,000,000	223,000,000	223,000,000	239,008,679	239,008,679				223,000,000
Common stock shares issued as initial public offering						16,008,679
Common Stock [Member] | Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Vesting period		4 years
Common Stock [Member] | Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Vesting period		3 years
IPO [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred offering cost		2,130,000
Common stock shares issued as initial public offering						16,008,679	24,079,002
Shares Issued, Price Per Share							$ 19		19
Shares of common stock offered in IPO by stockholders							8,070,323
Net proceeds from IPO, after deducting underwriting discounts and other offering expenses.						304,200,000	282,000,000
Stockholders [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net proceeds from IPO, after deducting underwriting discounts and other offering expenses.							150,200,000
Customer Concentration Risk [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Major customer concentration		10.00%	10.00%	12.00%
Credit Concentration Risk [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Major customer concentration		12.00%	10.00%
Waves [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Adjustment to goodwill acquired		27,475,000
Dark Fiber [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Adjustment to goodwill acquired		(27,475,000)
Access acquisition [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property plant and equipment purchase accounting adjustments		3,052,000				3,052,000
Finite lived intangible assets, purchase accounting adjustments		2,000,000				2,000,000
Deferred tax liability purchase accounting adjustments		2,015,000
Deferred tax assets purchase accounting adjustments						2,000,000
Fiber Link [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property plant and equipment purchase accounting adjustments		9,855,000
Finite lived intangible assets, purchase accounting adjustments		2,100,000
Deferred tax assets purchase accounting adjustments		$ 683,000